UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F



Report for the Calendar Year or Quarter Ended:   March 31, 2006

Check here if Amendment [ ]                      Amendment Number:
                                                                   ------------

Institutional Investment Manager Filing this Report:

Name:             Philip Timon

Address: 1105 North Market Street, 15th Floor Wilmington, DE 19801

Form 13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Philip Timon

Title:            Investment Manager

Phone:            302.472.8000

Signature, Place, and Date of Signing:



      /s/ Philip Timon              Wilmington, DE               5/11/2006
      --------------------------------------------------------------------
         [Signature]                 [City, State]                 [Date]


Report Type:

[ X ]   13F HOLDINGS REPORT

[   ]   13F NOTICE

[   ]   13F COMBINATION REPORT



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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     $442,036    (thousands)

List of Other Included Managers:            None




Prior to the filing of this Form 13F for the quarter ended March 31, 2006 with the Securities and Exchange Commission, the Section 13(f) securities (the "Securities") set forth in the information table below (and/or the Securities set forth in the previously filed information tables to Form 13F) were reported by Endowment Capital Group, L.P. ("Endowment") as the institutional investment manager. Endowment's Form 13F File Number is 028-11105. Philip Timon possesses sole investment discretion over the Securities managed by Endowment. Accordingly, Philip Timon is deemed the institutional investment manager responsible for filing Form 13F on behalf of the Securities managed by Endowment.


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

                               Title of         Market Value   SH/PRN           Put/  Investment
Name of Issuer                  Class    CUSIP     ($1000)     Amount   SH/PRN  Call  Discretion  Managers     Sole    Shared   None
--------------                 -------   -----  ------------   ------   ------  ----  ----------  --------     ----    ------   ----

ACUSPHERE INC                    COM   00511R870    6,044      903,441    SH             SOLE                903,441
BUILD A BEAR WORKSHOP            COM   120076104   68,631    2,239,200    SH             SOLE              2,239,200
CALAVO GROWERS INC               COM   128246105    2,330      224,445    SH             SOLE                224,445
CRAWFORD & CO                    CL B  224633107    2,288      381,378    SH             SOLE                381,378
CRAWFORD & CO                    CL A  224633206    3,479      598,871    SH             SOLE                598,871
GENTEX CORP                      COM   371901109   16,804      962,435    SH             SOLE                962,435
INTERNATIONAL RECTIFIER CORP     COM   460254105   87,502    2,112,050    SH             SOLE              2,112,050
KIRKLANDS INC                    COM   497498105   19,883    2,828,294    SH             SOLE              2,828,294
LECG CORP                        COM   523234102   43,040    2,233,500    SH             SOLE              2,233,500
NAUTILUS INC                     COM   63910B102   40,068    2,680,129    SH             SOLE              2,680,129
SANDERS MORRIS HARRIS GROUP      COM   80000Q104   27,788    1,732,411    SH             SOLE              1,732,411
SOMERA COMMUNICATION             COM   834458101      338      794,193    SH             SOLE                794,193
TNS INC                          COM   872960109   74,546    3,519,650    SH             SOLE              3,519,650
VISTACARE INC                    CL A  92839Y109   49,295    3,180,303    SH             SOLE              3,180,303

